Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	TITAN PHARMACEUTICALS INC
Entity Central Index Key	0000910267
Entity Filer Category	Accelerated Filer
Amendment Description	We are filing this post-effective amendment to our Registration Statement on Form S-1 (file no. 333-166351) (the "S-1") that was declared effective on May 11, 2010 in order to update the financial statements and other information contained in the S-1. Pursuant to Rule 429 of the Securities Act of 1933, as amended, we are including in the S-1 the securities covered by our previously filed Registration Statement on Form S-3 (file no. 333-173457). All filing fees payable in connection with the registration of those securities included on the S-1 were previously paid in connection with the filing of the initial registration statements.